UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 2321
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY             February 12, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       71

Form 13F Information Table Value Total:   $127,096
                                         (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                       VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)  PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE   SHARED  NONE
3M CO                         COM               88579Y101      311     3,349  SH         SOLE                    0            3,349
AFLAC INC                     COM               001055102    8,200   154,376  SH         SOLE               90,824           63,552
APPLE INC                     COM               037833100   11,691    21,969  SH         SOLE                9,964           12,005
AQUA AMERICA INC              COM               03836W103      763    30,000  SH         SOLE               30,000                0
ARCHER DANIELS MIDLAND CO     COM               039483102    1,783    65,104  SH         SOLE               52,492           12,612
ASHLAND INC NEW               COM               044209104      288     3,585  SH         SOLE                3,585                0
AT&T INC                      COM               00206R102      445    13,196  SH         SOLE                    0           13,196
BANCO BRADESCO S A            SP ADR PFD NEW    059460303    1,737   100,000  SH         SOLE               20,300           79,700
CARNIVAL CORP                 PAIRED CTF        143658300      460    12,500  SH         SOLE                8,000            4,500
CATERPILLAR INC DEL           COM               149123101    2,061    23,000  SH         SOLE                4,150           18,850
CELGENE CORP                  COM               151020104    2,340    29,816  SH         SOLE               18,500           11,316
CHUBB CORP                    COM               171232101    1,296    17,200  SH         SOLE               14,300            2,900
CHURCH & DWIGHT INC           COM               171340102      769    14,352  SH         SOLE                  800           13,552
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203    2,318    55,200  SH         SOLE               10,150           45,050
COPA HOLDINGS SA              CL A              P31076105    2,029    20,405  SH         SOLE                3,900           16,505
CORNING INC                   COM               219350105      252    20,000  SH         SOLE               20,000                0
DEERE & CO                    COM               244199105    2,234    25,850  SH         SOLE                5,400           20,450
DELTA AIR LINES INC DEL       COM NEW           247361702    3,310   278,850  SH         SOLE               55,100          223,750
DEVON ENERGY CORP NEW         COM               25179M103    4,163    80,000  SH         SOLE               13,725           66,275
DIAGEO P L C                  SPON ADR NEW      25243Q205      381     3,266  SH         SOLE                1,900            1,366
DISH NETWORK CORP             CL A              25470M109      728    20,000  SH         SOLE               20,000                0
DISNEY WALT CO                COM DISNEY        254687106      895    17,966  SH         SOLE                9,000            8,966
ECHOSTAR CORP                 CL A              278768106      242     7,070  SH         SOLE                6,100              970
EMBRAER S A                   SP ADR REP 4 COM  29082A107    1,739    61,000  SH         SOLE               11,950           49,050
ERICSSON                      ADR B SEK 10      294821608      754    74,692  SH         SOLE               35,960           38,732
EXXON MOBIL CORP              COM               30231G102    3,125    36,106  SH         SOLE                    0           36,106
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106    1,591    15,800  SH         SOLE                3,150           12,650
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    1,648    48,200  SH         SOLE               32,750           15,450
GENERAL ELECTRIC CO           COM               369604103    1,603    76,380  SH         SOLE               23,700           52,680
HAWAIIAN HOLDINGS INC         COM               419879101    2,628   400,000  SH         SOLE               71,500          328,500
HONDA MOTORS LTD              AMERN SHS         438128308    1,847    50,000  SH         SOLE                9,300           40,700
HUNTINGTON BANCSHARES INC     COM               446150104      622    97,400  SH         SOLE               15,850           81,550
INTEL CORP                    COM               458140100    1,022    49,543  SH         SOLE               25,900           23,643
INTERNATIONAL BUSINESS MACHS  COM               459200101    2,923    15,260  SH         SOLE               12,600            2,660
JACOBS ENGR GROUP INC DEL     COM               469814107    4,985   117,100  SH         SOLE               43,850           73,250
JPMORGAN CHASE & CO           COM               46625H100    1,444    32,840  SH         SOLE               30,000            2,840
KIMCO RLTY CORP               COM               49446R109      779    40,320  SH         SOLE                    0           40,320
LILLY ELI & CO                COM               532457108    1,537    31,168  SH         SOLE               18,300           12,868
LOCKHEED MARTIN CORP          COM               539830109    1,498    16,235  SH         SOLE                6,000           10,235
MARKET LEADER INC             COM               57056R103       82    12,471  SH         SOLE               12,471                0
MASCO CORP                    COM               574599106      833    50,000  SH         SOLE               50,000                0
MCKESSON CORP                 COM               58155Q103    2,220    22,900  SH         SOLE                4,850           18,050
MERCK & CO INC NEW            COM               58933Y105    3,998    97,662  SH         SOLE               59,500           38,162
MICROSOFT CORP                COM               594918104    2,019    75,575  SH         SOLE               47,700           27,875
NEWS CORP                     CL B              65248E203      525    20,000  SH         SOLE               20,000                0
PEPSICO INC                   COM               713448108    2,601    38,012  SH         SOLE               26,250           11,762
PFIZER INC                    COM               717081103      447    17,820  SH         SOLE                    0           17,820
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN    726503105      222     4,900  SH         SOLE                    0            4,900
POWERSHS DB US DOLLAR INDEX   DOLL INDX BEAR    73936D206      680    25,000  SH         SOLE                2,700           22,300
PROCTER & GAMBLE CO           COM               742718109      267     3,940  SH         SOLE                    0            3,940
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237      771    26,000  SH         SOLE               26,000                0
PROSHARES TR                  PSHS ULSHT SP500  74347B300      636    11,754  SH         SOLE                7,925            3,829
QUALCOMM INC                  COM               747525103      619    10,000  SH         SOLE               10,000                0
ROYAL BK CDA MONTREAL QUE     COM               780087102      243     4,032  SH         SOLE                4,032                0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206    2,857    41,433  SH         SOLE               16,600           24,833
RPX CORP                      COM               74972G103    1,532   169,500  SH         SOLE               31,325          138,175
SAIC INC                      COM               78390X101      906    80,000  SH         SOLE                9,200           70,800
SANDISK CORP                  COM               80004C101      435    10,000  SH         SOLE               10,000                0
SCHLUMBERGER LTD              COM               806857108    8,047   116,116  SH         SOLE               49,800           66,316
SPDR GOLD TRUST               GOLD SHS          78463V107    2,976    18,370  SH         SOLE                5,950           12,420
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      631    16,893  SH         SOLE                  600           16,293
TIFFANY & CO NEW              COM               886547108    2,007    35,000  SH         SOLE                6,350           28,650
TOOTSIE ROLL INDS INC         COM               890516107      559    21,549  SH         SOLE               10,513           11,036
UNILEVER N V                  N Y SHS NEW       904784709    3,710    96,878  SH         SOLE               28,257           68,621
UNITED STATES STL CORP NEW    COM               912909108    1,001    41,950  SH         SOLE               30,800           11,150
UNITED TECHNOLOGIES CORP      COM               913017109    2,777    33,863  SH         SOLE               25,500            8,363
V F CORP                      COM               918204108    1,555    10,300  SH         SOLE                1,950            8,350
VERIZON COMMUNICATIONS INC    COM               92343V104      284     6,566  SH         SOLE                    0            6,566
WISDOMTREE TRUST              INDIA ERNGS FD    97717W422    1,646    85,000  SH         SOLE               17,700           67,300
YANDEX N V                    SHS CLASS A       N97284108    1,360    63,150  SH         SOLE               11,925           51,225
YUM BRANDS INC                COM               988498101      208     3,140  SH         SOLE                2,000            1,140

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